Trade accounts receivables - Composition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of composition of trade accounts receivable
Related parties	$ 2,411	$ 3,620
Total trade accounts receivables	229,032	177,231
Impairment loss related to COVID-19	321
Cost/gross carrying amount
Disclosure of composition of trade accounts receivable
Trade accounts receivables	229,800	175,948
Related parties	2,411	3,620
Total trade accounts receivables	232,211	179,568
Impairment
Disclosure of composition of trade accounts receivable
Total trade accounts receivables	$ (3,179)	$ (2,337)